WARRANT LIABILITIES (Tables)	6 Months Ended
Oct. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Fair Value of Derivative Liabilities
$

Balance, April 30, 2015	1,128,841

Bonus warrants issued pursuant to Second Promissory Notes (Note 6)	130,347
Change in fair value of warrant derivatives	(163,078)

Balance, October 31, 2015	1,096,110

Schedule of Weighted Average Assumptions of Derivative Liabilities
	October 31, 2015	April 30, 2015

Stock price (CAD$)	0.28	0.25
Exercise price (CAD$)	0.37	0.38
Risk-free interest rate (%)	0.75	1.11
Expected life (years)	0.78	0.79
Expected volatility (%)	86	87
Expected dividends ($)	Nil	Nil